Intangible Assets - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
For the year ending December 31, 2019	¥ 749	$ 109
2020	464	67
2021	¥ 318	$ 47